Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

Note 17: Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to fulfill fair value disclosure requirements. Assets and liabilities recorded at fair value on a recurring basis, such as derivatives, residential MSRs, and trading or AFS debt securities, are presented in Table 17.1 in this Note. Additionally, from time to time, we record fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of lower of cost or fair value (LOCOM) accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities. Assets recorded at fair value on a nonrecurring basis are presented in Table 17.4 in this Note. We provide in Table 17.8 estimates of fair value for financial instruments that are not recorded at fair value, such as loans and debt liabilities carried at amortized cost.

FAIR VALUE HIERARCHY We classify our assets and liabilities recorded at fair value as either Level 1, 2, or 3 in the fair value hierarchy. The highest priority (Level 1) is assigned to valuations based on unadjusted quoted prices in active markets and the lowest priority (Level 3) is assigned to valuations based on significant unobservable inputs. See Note 1 (Summary of Significant Accounting Policies) in this Report for a detailed description of the fair value hierarchy.
In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. This determination is ultimately based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the unobservable inputs to the instruments’ fair value measurement in its entirety. If unobservable inputs are considered significant, the instrument is classified as Level 3.
We do not classify nonmarketable equity securities in the fair value hierarchy if we use the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient to measure fair value. Marketable equity securities with published NAVs are classified in the fair value hierarchy.

Assets
TRADING DEBT SECURITIES Trading debt securities are recorded at fair value on a recurring basis. These securities are valued using internal trader prices that are subject to price verification procedures, which includes comparing against multiple independent pricing sources, including prices obtained from third-party pricing services. These services compile prices from various sources and may apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by pricing services to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price, compared with pricing service prices, considerations include the range and quality of pricing service prices in addition to observable trade data. Pricing service prices are used to ensure the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. If a trader asserts that a third-party pricing service price is not reflective of fair value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management. Substantially all of our trading debt securities are recorded using internal trader prices.

AVAILABLE-FOR-SALE DEBT SECURITIES  AFS debt securities are recorded at fair value on a recurring basis. Fair value measurement for AFS debt securities is based upon various sources of market pricing. Where available, we use quoted prices in active markets. When instruments are traded in secondary markets and quoted prices in active markets do not exist for such securities, we use prices obtained from third-party pricing services and, to a lesser extent, may use prices obtained from independent broker-dealers (brokers), collectively vendor prices. Substantially all of our AFS debt securities are recorded using vendor prices. See the “Level 3 Asset and Liability Valuation Processes – Vendor Developed Valuations” section in this Note for additional discussion of our processes when using vendor prices to record fair value of AFS debt securities, which includes those classified as Level 2 or Level 3 within the fair value hierarchy.
When vendor prices are deemed inappropriate, they may be adjusted based on other market data or internal models. We also use internal models when no vendor prices are available. Internal models use discounted cash flow techniques or market comparable pricing techniques.

LOANS HELD FOR SALE (LHFS) LHFS generally includes commercial and residential mortgage loans originated for sale in the securitization or whole loan market. A majority of residential LHFS and our portfolio of commercial LHFS in our trading business are recorded at fair value on a recurring basis. The remaining LHFS are held at LOCOM which may be written down to fair value on a nonrecurring basis. Fair value for LHFS that are not part of our trading business is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. We may use securitization prices that are adjusted for typical securitization activities including servicing value, portfolio composition, market conditions and liquidity. Fair value for LHFS in our trading business is based on pending transactions when available. Where market pricing data or pending transactions are not available, we use a discounted cash flow model to estimate fair value.

LOANS Although loans are recorded at amortized cost, we record nonrecurring fair value adjustments to reflect write-downs that are based on the observable market price of the loan or current appraised value of the collateral less costs to sell.

MORTGAGE SERVICING RIGHTS (MSRs) Residential MSRs are carried at fair value on a recurring basis. Commercial MSRs are carried at LOCOM and may be written down to fair value on a nonrecurring basis. MSRs do not trade in an active market with readily observable prices. We determine the fair value of MSRs using a valuation model that estimates the present value of expected future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment rates (including housing price volatility for residential MSRs), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees.

DERIVATIVES  Derivatives are recorded at fair value on a recurring basis. The fair value of exchange-traded derivatives, which include certain equity option contracts, are primarily measured using available quoted market prices. The fair value of non-exchange-traded derivatives, which predominantly relate to derivatives traded in over-the-counter (OTC) markets, are measured using internal valuation techniques, as quoted market prices are not always readily available. Valuation techniques and inputs to internal models depend on the type of derivative and nature of the underlying rate, price or index upon which the value of the derivative is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of certain of these inputs.

EQUITY SECURITIES Marketable equity securities and certain nonmarketable equity securities that we have elected to account for at fair value are recorded at fair value on a recurring basis. Our remaining nonmarketable equity securities are accounted for using the equity method, cost method or measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment. Additionally, the carrying value of equity securities accounted for under the measurement alternative is also remeasured to fair value upon the occurrence of orderly observable transactions of the same or similar securities of the same issuer.
We use quoted prices to determine the fair value of marketable equity securities, as the securities are publicly traded. Quoted prices are typically not available for nonmarketable equity securities. We therefore use other methods, generally market comparable pricing techniques, to determine fair value for such securities. We use all available information in making this determination, which includes observable transaction prices for the same or similar security, prices from third-party pricing services, broker quotes, trading multiples of comparable public companies, and discounted cash flow models. Where appropriate, we make adjustments to observed market data to reflect the comparative differences between the market data and the attributes of our equity security, such as differences with public companies and other investment-specific considerations like liquidity, marketability or differences in terms of the instruments.

OTHER ASSETS Although other assets are generally recorded at amortized cost, we record nonrecurring fair value adjustments to reflect impairments or the impact of certain lease modifications. Other assets subject to nonrecurring fair value measurements include operating lease ROU assets and foreclosed assets. Fair value is generally based upon independent market prices or appraised values less costs to sell, or the use of a discounted cash flow model.

Liabilities
SHORT-SALE TRADING LIABILITIES  Short-sale trading liabilities in our trading business are recorded at fair value on a recurring basis and are measured using quoted prices in active markets, where available. When quoted prices for the same instruments are not available or markets are not active, fair values are estimated using recent trades of similar securities.
Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internal models and, to a lesser extent, prices obtained from vendors. Our valuation processes vary depending on which approach is utilized.
INTERNAL MODEL VALUATIONS  Certain Level 3 fair value estimates are based on internal models, such as discounted cash flow or market comparable pricing techniques. Some of the inputs used in these valuations are unobservable. Unobservable inputs are generally derived from or can be correlated to historic performance of similar portfolios or previous market trades in similar instruments where particular unobservable inputs may be implied. We attempt to correlate each unobservable input to historical experience and other third-party data where available.
Internal models are subject to review prescribed within our model risk management policies and procedures, which include model validation. Model validation helps ensure our models are appropriate for their intended use and appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of our models, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes.
We also have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected, include:
•ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);
•back-testing of modeled fair values to actual realized transactions; and
•review of modeled valuation results against expectations, including review of significant or unusual fluctuations in value.

We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, existing models are subject to periodic reviews and we perform full model revalidations as necessary.
Internal valuation models are subject to ongoing review by the appropriate principal line of business or enterprise function and monitoring oversight by Independent Risk Management. Independent Risk Management, through its Model Risk function, provides independent oversight of model risk management, and its responsibilities include governance, validation, periodic review, and monitoring of model risk across the Company and providing periodic reports to management and the Board’s Risk Committee.
VENDOR-DEVELOPED VALUATIONS  We routinely obtain pricing from third-party vendors to value our assets or liabilities. In certain limited circumstances, this includes assets and liabilities that we classify as Level 3. We have processes in place to approve and periodically review third-party vendors to ensure information obtained and valuation techniques used are appropriate. This review may consist of, among other things, obtaining and evaluating control reports issued and pricing methodology materials distributed. We monitor and review vendor prices on an ongoing basis to ensure the fair values are reasonable and in line with market experience in similar asset classes. While the inputs used to determine fair value are not provided by the pricing vendors, and therefore unavailable for our review, we perform one or more of the following procedures to validate the pricing information and determine appropriate classification within the fair value hierarchy:
•comparison to other pricing vendors (if available);
•variance analysis of prices;
•corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;
•review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and
•investigation of prices on a specific instrument-by-instrument basis.
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 17.1: Fair Value on a Recurring Basis

	December 31, 2021				December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$27,607	2,249	—	29,856	$32,060	3,197	—	35,257
Collateralized loan obligations	—	655	211	866	—	534	148	682
Corporate debt securities	—	9,987	18	10,005	—	10,696	13	10,709
Federal agency mortgage-backed securities	—	40,350	—	40,350	—	23,549	—	23,549
Non-agency mortgage-backed securities	—	1,531	11	1,542	—	1,039	12	1,051
Other debt securities	—	5,645	1	5,646	—	3,847	—	3,847
Total trading debt securities	27,607	60,417	241	88,265	32,060	42,862	173	75,095
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	39,661	—	—	39,661	22,159	—	—	22,159
Non-U.S. government securities	—	71	—	71	—	16,813	—	16,813
Securities of U.S. states and political subdivisions	—	16,832	85	16,917	—	19,182	224	19,406
Federal agency mortgage-backed securities	—	105,886	—	105,886	—	139,070	—	139,070
Non-agency mortgage-backed securities	—	4,522	10	4,532	—	3,697	32	3,729
Collateralized loan obligations	—	5,708	—	5,708	—	9,018	—	9,018
Other debt securities	—	4,378	91	4,469	38	7,421	2,738	10,197
Total available-for-sale debt securities	39,661	137,397	186	177,244	22,197	195,201	2,994	220,392
Loans held for sale	—	14,862	1,033	15,895	—	17,572	1,234	18,806
Mortgage servicing rights (residential)	—	—	6,920	6,920	—	—	6,125	6,125
Derivative assets (gross):
Interest rate contracts	52	22,296	190	22,538	11	35,590	462	36,063
Commodity contracts	—	5,902	63	5,965	—	1,997	39	2,036
Equity contracts	6,402	9,350	2,019	17,771	4,888	12,384	1,613	18,885
Foreign exchange contracts	8	6,573	7	6,588	19	8,573	11	8,603
Credit contracts	—	32	14	46	—	45	50	95
Total derivative assets (gross)	6,462	44,153	2,293	52,908	4,918	58,589	2,175	65,682
Equity securities:
Marketable	29,968	82	4	30,054	23,995	596	5	24,596
Nonmarketable (1)	—	57	8,906	8,963	10	21	9,228	9,259
Total equity securities	29,968	139	8,910	39,017	24,005	617	9,233	33,855
Total assets prior to derivative netting	$103,698	256,968	19,583	380,249	$83,180	314,841	21,934	419,955
Derivative netting (2)				(31,430)				(39,836)
Total assets after derivative netting				348,819				380,119
Derivative liabilities (gross):
Interest rate contracts	$(28)	(17,712)	(63)	(17,803)	$(27)	(26,259)	(16)	(26,302)
Commodity contracts	—	(2,351)	(66)	(2,417)	—	(1,503)	(40)	(1,543)
Equity contracts	(5,820)	(10,753)	(2,448)	(19,021)	(4,860)	(15,219)	(1,927)	(22,006)
Foreign exchange contracts	(8)	(6,654)	(10)	(6,672)	(10)	(8,134)	(12)	(8,156)
Credit contracts	—	(40)	(3)	(43)	—	(49)	(9)	(58)
Total derivative liabilities (gross)	(5,856)	(37,510)	(2,590)	(45,956)	(4,897)	(51,164)	(2,004)	(58,065)
Short-sale trading liabilities	(15,436)	(5,249)	—	(20,685)	(15,292)	(7,149)	—	(22,441)
Total liabilities prior to derivative netting	$(21,292)	(42,759)	(2,590)	(66,641)	$(20,189)	(58,313)	(2,004)	(80,506)
Derivative netting (2)				36,532				41,556
Total liabilities after derivative netting				(30,109)				(38,950)
(1)Excludes $81 million and $154 million of nonmarketable equity securities as of December 31, 2021, and December 31, 2020, respectively, that are measured at fair value using non-published NAV per share (or its equivalent) as a practical expedient that are not classified in the fair value hierarchy.
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 16 (Derivatives) for additional information.
Level 3 Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.

Table 17.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2021
Trading debt securities	$173	7	518	(448)	(12)	34	(31)	241	(8)	(6)
Available-for-sale debt securities	2,994	21	809	(112)	(278)	353	(3,601)	186	(4)	(6)
Loans held for sale	1,234	(25)	477	(534)	(377)	394	(136)	1,033	(26)	(7)
Mortgage servicing rights (residential) (8)	6,125	(842)	1,645	(8)	—	—	—	6,920	1,170	(7)
Net derivative assets and liabilities:
Interest rate contracts	446	27	—	—	(340)	(5)	(1)	127	(75)
Equity contracts	(314)	(468)	—	—	379	(228)	202	(429)	(266)
Other derivative contracts	39	(114)	3	(3)	77	—	3	5	(36)
Total derivative contracts	171	(555)	3	(3)	116	(233)	204	(297)	(377)	(9)
Equity securities	9,233	(267)	1	(68)	—	11	—	8,910	(316)	(6)
Year ended December 31, 2020
Trading debt securities	$223	(53)	600	(589)	(12)	115	(111)	173	(36)	(6)
Available-for-sale debt securities	1,565	(34)	43	(68)	(263)	2,255	(504)	2,994	1	(6)
Loans held for sale	1,214	(96)	1,312	(586)	(323)	1,927	(2,214)	1,234	(38)	(7)
Mortgage servicing rights (residential) (8)	11,517	(7,068)	1,707	(32)	1	—	—	6,125	(4,693)	(7)
Net derivative assets and liabilities:
Interest rate contracts	214	2,074	—	—	(1,842)	—	—	446	334
Equity contracts	(269)	(316)	—	—	298	(22)	(5)	(314)	(19)
Other derivative contracts	(5)	(63)	8	3	73	22	1	39	11
Total derivative contracts	(60)	1,695	8	3	(1,471)	—	(4)	171	326	(9)
Equity securities	7,850	1,369	2	—	—	23	(11)	9,233	1,370	(6)
Year ended December 31, 2019
Trading debt securities	$290	(31)	391	(385)	(34)	1	(9)	223	(31)	(6)
Available-for-sale debt securities	2,044	(6)	475	(9)	(743)	6	(202)	1,565	(4)	(6)
Loans held for sale	1,057	56	356	(237)	(263)	354	(109)	1,214	51	(7)
Mortgage servicing rights (residential) (8)	14,649	(4,779)	1,933	(286)	—	—	—	11,517	(2,569)	(7)
Net derivative assets and liabilities:
Interest rate contracts	25	585	—	—	(396)	—	—	214	249
Equity contracts	(17)	(571)	—	—	292	6	21	(269)	(186)
Other derivative contracts	13	(176)	13	(12)	132	2	23	(5)	12
Total derivative contracts	21	(162)	13	(12)	28	8	44	(60)	75	(9)
Equity securities	5,468	2,383	—	(1)	—	12	(12)	7,850	2,386	(6)
(1)Includes net gains (losses) included in both net income and other comprehensive income. All amounts represent net gains (losses) included in net income except for $41 million, $0 million, and $(40) million included in other comprehensive income from AFS debt securities for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2, except for $1.8 billion of AFS debt securities that were transferred to HTM debt securities during fourth quarter 2021 and $153 million of AFS debt securities that were transferred to loans during third quarter 2019.
(5)Includes net unrealized gains (losses) related to assets and liabilities held at period end included in both net income and other comprehensive income. All amounts represent net unrealized gains (losses) included in net income except for $(1) million and $57 million included in other comprehensive income from AFS debt securities for the years ended December 31, 2021 and 2020, respectively.
(6)Included in net gains on trading and securities in the consolidated statement of income.
(7)Included in mortgage banking income in the consolidated statement of income.
(8)For additional information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains on trading and securities, and other noninterest income in the consolidated statement of income.
Table 17.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
The significant unobservable inputs for Level 3 assets inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 17.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2021
Trading and available-for-sale debt securities	$136		Discounted cash flow	Discount rate	0.4	-	12.5%		5.5
	11		Vendor priced
	280		Market comparable pricing	Comparability adjustment	(30.2)	-	19.2		(4.6)
Loans held for sale	1,033		Discounted cash flow	Default rate	0.0	-	29.2%		1.2
				Discount rate	1.6	-	11.9		5.1
				Loss severity	0.0	-	46.9		15.4
				Prepayment rate	7.5	-	18.2		13.1
Mortgage servicing rights (residential)	6,920		Discounted cash flow	Cost to service per loan (1)	$54	-	585		106
				Discount rate	5.8	-	8.8%		6.4
				Prepayment rate (2)	12.5	-	21.1		14.7
Net derivative assets and (liabilities):
Interest rate contracts	87		Discounted cash flow	Default rate	0.0	-	5.0		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.7
Interest rate contracts: derivative loan commitments	40		Discounted cash flow	Fall-out factor	1.0	-	99.0		16.8
				Initial-value servicing	(74.8)	-	146.0	bps	50.9
Equity contracts	253		Discounted cash flow	Conversion factor	(10.2)	-	0.0%		(9.7)
				Weighted average life	0.5	-	2.0	yrs	1.1
	(682)		Option model	Correlation factor	(77.0)	-	99.0%		23.2
				Volatility factor	6.5	-	72.0		29.1
Nonmarketable equity securities	8,906		Market comparable pricing	Comparability adjustment	(21.6)	-	(7.7)		(15.5)

Insignificant Level 3 assets, net of liabilities	9
Total Level 3 assets, net of liabilities	$16,993	(3)
December 31, 2020
Trading and available-for-sale debt securities	$2,126		Discounted cash flow	Discount rate	0.4	-	14.7%		3.6
	759		Vendor priced
	173		Market comparable pricing	Comparability adjustment	(39.8)	-	0.3		(8.4)
	109		Market comparable pricing	Multiples	7.2x	-	12.1x		8.0x
Loans held for sale	1,234		Discounted cash flow	Default rate	0.0	-	31.6%		1.7
				Discount rate	1.3	-	12.0		4.5
				Loss severity	0.0	-	32.3		18.4
				Prepayment rate	8.3	-	23.6		15.1
Mortgage servicing rights (residential)	6,125		Discounted cash flow	Cost to service per loan (1)	$63	-	712		130
				Discount rate	4.9	-	8.3%		5.8
				Prepayment rate (2)	14.3	-	22.8		19.9
Net derivative assets and (liabilities):
Interest rate contracts	206		Discounted cash flow	Default rate	0.0	-	6.0		1.7
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.2
Interest rate contracts: derivative loan commitments	240		Discounted cash flow	Fall-out factor	1.0	-	99.0		28.8
				Initial-value servicing	(51.6)	-	268.0	bps	65.5
Equity contracts	220		Discounted cash flow	Conversion factor	(8.6)	-	0.0%		(8.2)
				Weighted average life	0.5	-	2.0	yrs	1.0
	(534)		Option model	Correlation factor	(77.0)	-	99.0%		24.8
				Volatility factor	6.5	-	96.6		26.4
Nonmarketable equity securities	9,228		Market comparable pricing	Comparability adjustment	(20.3)	-	(3.2)		(13.8)

Insignificant Level 3 assets, net of liabilities	44
Total Level 3 assets, net of liabilities	$19,930	(3)
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $54 - $199 at December 31, 2021, and $63 - $252 at December 31, 2020.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
(3)Consists of total Level 3 assets of $19.6 billion and $21.9 billion and total Level 3 liabilities of $2.6 billion and $2.0 billion, before netting of derivative balances, at December 31, 2021 and 2020, respectively.
The internal valuation techniques used for our Level 3 assets and liabilities, as presented in Table 17.3, are described as follows:
•Discounted cash flow – Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
•Market comparable pricing – Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, financial metrics of comparable companies, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.
•Option model – Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

The unobservable inputs presented in the previous tables are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant if by their exclusion the fair value of the Level 3 asset or liability would be impacted by a predetermined percentage change. We also consider qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in the table.
•Comparability adjustment – is an adjustment made to observed market data, such as a transaction price to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.
•Conversion Factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.
•Correlation factor – is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.
•Cost to service – is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.
•Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).
•Discount rate – is a rate of return used to calculate the present value of the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, OIS, London Interbank Offered Rate (LIBOR) or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.
•Fall-out factor – is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.
•Initial-value servicing – is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.
•Loss severity – is the estimated percentage of contractual cash flows lost in the event of a default.
•Multiples – are financial ratios of comparable public companies, such as ratios of enterprise value or market value of equity to earnings before interest, depreciation, and amortization (EBITDA), revenue, net income or book value, adjusted to reflect dissimilarities in operational, financial, or marketability to the comparable public company used in a market valuation approach.
•Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).
•Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.
•Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.
Interrelationships and Uncertainty of Inputs Used in Recurring Level 3 Fair Value Measurements
Usage of the valuation techniques presented in Table 17.3 requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.
Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

DEBT SECURITIES AND LOANS HELD FOR SALE  The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs within a discounted cash flow or market comparable pricing valuation technique. Such inputs include discount rate, prepayment rate, default rate, loss severity, multiples, and comparability adjustment.
These Level 3 assets would decrease (increase) in value based upon an increase (decrease) in discount rate, default rate or loss severity inputs and would generally decrease (increase) in value based upon an increase (decrease) in prepayment rate. Conversely, these Level 3 assets would increase (decrease) in value based upon an increase (decrease) in multiples. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value of the item the comparability adjustment references.
Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for comparability adjustment, multiples, and loss severity do not increase or decrease based on movements in the other significant unobservable inputs for these Level 3 assets.

MORTGAGE SERVICING RIGHTS  The discounted cash flow models used to determine fair value of Level 3 MSRs utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the MSRs and alternatively, a decrease in any one of these inputs would result in the MSRs increasing in value. Generally, a decrease in discount rates increases the value of MSRs, unless accompanied by a related update to our prepayment rates. The cost to service assumption generally does not increase or decrease based on movements in the discount rate or the prepayment rate. The sensitivity of our residential MSRs is discussed further in Note 9 (Mortgage Banking Activities).

DERIVATIVE INSTRUMENTS  Level 3 derivative instruments are valued using market comparable pricing, option pricing and discounted cash flow valuation techniques which use certain unobservable inputs to determine fair value. Such inputs consist of prepayment rate, default rate, loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor.
Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase (decrease) in default rate, fall-out factor, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing, weighted average life or volatility factor inputs. The inverse of the above relationships would occur for instruments when we are short the underlying. The correlation factor input may have a positive or negative impact on the fair value of derivative instruments depending on the change in fair value of the item the correlation factor references.
Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.

NONMARKETABLE EQUITY SECURITIES Level 3 nonmarketable equity securities are valued using a market comparable pricing valuation technique, with a comparability adjustment as the single significant unobservable input. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value of the item the comparability adjustment references.
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting, write-downs of individual assets, or application of the measurement alternative for nonmarketable equity securities.
Table 17.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2021 and 2020, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 17.4: Fair Value on a Nonrecurring Basis

	December 31, 2021			December 31, 2020
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$3,911	1,407	5,318	2,672	2,945	5,617
Loans:
Commercial	476	—	476	1,385	—	1,385
Consumer	380	—	380	395	—	395
Total loans	856	—	856	1,780	—	1,780
Mortgage servicing rights (commercial)	—	567	567	—	510	510
Nonmarketable equity securities	6,262	765	7,027	2,397	790	3,187
Other assets	1,373	175	1,548	1,350	428	1,778
Total assets at fair value on a nonrecurring basis	$12,402	2,914	15,316	8,199	4,673	12,872
(1)Predominantly consists of commercial mortgages and residential mortgage – first lien loans.
Table 17.5 presents the gains (losses) on certain assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 17.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2021	2020	2019
Loans held for sale	$33	12	11
Loans:
Commercial	(230)	(754)	(291)
Consumer	(564)	(260)	(207)
Total loans	(794)	(1,014)	(498)
Mortgage servicing rights (commercial)	33	(37)	—
Nonmarketable equity securities (1)	4,407	435	322
Premises and equipment (2)	—	—	(170)
Other assets (3)	(388)	(469)	(84)
Total	$3,291	(1,073)	(419)
(1)Includes impairment of nonmarketable equity securities and observable price changes related to nonmarketable equity securities accounted for under the measurement alternative.
(2)Includes the full impairment of certain capitalized software projects.
(3)Includes impairment of operating lease ROU assets, valuation losses on foreclosed real estate and other collateral owned, and impairment of private equity and venture capital investments in consolidated portfolio companies.
Table 17.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis and determined using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented. Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans, and carrying value prior to the nonrecurring fair value measurement for nonmarketable equity securities.
Table 17.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)		Range of Inputs Positive (Negative)			Weighted Average
December 31, 2021
Loans held for sale (2)	$1,407	Discounted cash flow	Default rate	(3)	0.2	-	78.3%	25.6
			Discount rate		0.6	-	12.0	3.3
			Loss severity		0.4	-	45.6	4.8
			Prepayment rate	(4)	5.4	-	100.0	38.9
Mortgage servicing rights (commercial)	567	Discounted cash flow	Cost to service per loan		$150	-	3,381	2,771
			Discount rate		4.0	-	4.5%	4.0
			Prepayment rate		0.0	-	20.6	5.5
Nonmarketable equity securities	745	Market comparable pricing	Comparability adjustment		(100.0)	-	(33.0)	(59.0)
	15	Market comparable pricing	Multiples		2.0x	-	3.3x	2.8x
	5	Discounted cash flow	Discount rate		10.5	-	10.5%	10.5
Other assets	175	Discounted cash flow	Discount rate		0.2	-	4.4	2.9
Total	$2,914
December 31, 2020
Loans held for sale (2)	$1,628	Discounted cash flow	Default rate	(3)	0.3	-	85.5%	31.5
			Discount rate		0.6	-	11.9	3.0
			Loss severity		0.4	-	45.0	8.1
			Prepayment rate	(4)	8.3	-	100.0	42.5
	1,317	Market comparable pricing	Comparability adjustment		(11.6)	-	(1.8)	(3.1)
Mortgage servicing rights (commercial)	510	Discounted cash flow	Cost to service per loan		$150	-	3,377	2,779
			Discount rate		1.9	-	1.9%	1.9
			Prepayment rate		0.0	-	20.0	5.4
Nonmarketable equity securities (5)	844	Market comparable pricing	Multiples		0.1x	-	10.9x	5.0x
	188	Market comparable pricing	Comparability adjustment		(100.0)	-	(20.0)%	(61.4)
	76	Other	Company risk factor		(100.0)	-	(20.0)	(57.7)
	91	Discounted cash flow	Discount rate		10.0	-	20.0	11.5
			Company risk factor		(62.6)	-	0.0	(30.3)
			Crude oil prices ($/barrel)		$42	-	48	47
			Natural gas prices ($/MMBtu)		2	-	2	2
Insignificant Level 3 assets	19
Total	$4,673
(1)Refer to the narrative following Table 17.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of loans held for sale, mortgage servicing rights, certain nonmarketable equity securities, and other assets.
(2)Consists of approximately $1.2 billion and $2.6 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2021, and December 31, 2020, respectively, and approximately $200 million and $300 million of other mortgage loans that are not government insured/guaranteed at December 31, 2021, and December 31, 2020, respectively.
(3)Applies only to non-government insured/guaranteed loans.
(4)Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.
(5)Includes $417 million of private equity and venture capital investments in consolidated portfolio companies classified in other assets on the consolidated balance sheet at December 31, 2020.
We typically use a market approach to estimate the fair value of our nonmarketable private equity and venture capital investments in portfolio companies. The market approach bases the fair value measurement on market data (for example, use of market comparable pricing techniques) that are used to derive the enterprise value of the portfolio company. Market comparable pricing techniques may include utilization of multiples and recent or anticipated transactions (for example, a financing round, merger, acquisition or bankruptcy) involving the subject portfolio company, or participants in its industry or related industries. Based upon these recent or anticipated transactions, current market conditions and other factors specific to the issuer, we make adjustments to estimate the enterprise value of the portfolio company. As a result of the recent market environment, we also utilized other valuation techniques. These techniques included the use of company risk factors in the estimation of the fair value of certain nonmarketable equity securities. The company risk factors are based upon entity-specific considerations including the debt and liquidity profile, projected cash flow or funding issues as well as other factors that may affect the company’s outlook.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.
LOANS HELD FOR SALE (LHFS) LHFS measured at fair value include residential mortgage loan originations for which an active secondary market and readily available market prices exist to reliably support our valuations. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We believe fair value measurement for LHFS reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.
Additionally we purchase loans for market-making purposes to support the buying and selling demands of our customers in our trading business. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. Fair value measurement best aligns with our risk management practices. Fair value for these loans is generally determined using readily available market data based on recent transaction prices for similar loans.
Table 17.7 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity. Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS for which we have elected the fair value option were insignificant at December 31, 2021 and 2020.
Table 17.7: Fair Value Option

	December 31, 2021			December 31, 2020
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale	$15,895	15,750	145	18,806	18,217	589
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for LHFS accounted for under the fair value option were $2.0 billion, $2.7 billion and $1.1 billion for the years ended December 31, 2021, 2020 and 2019, respectively. Substantially all of these amounts were included in the mortgage banking noninterest income line of the consolidated statement of income. For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. Gains and losses attributable to instrument-specific credit risk related to assets accounted for under the fair value option for the years ended December 31, 2021, 2020 and 2019 were insignificant.
Disclosures about Fair Value of Financial Instruments
Table 17.8 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 17.8. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $1.4 billion at both December 31, 2021 and 2020.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.

Table 17.8: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial assets
Cash and due from banks (1)	$24,616	24,616	—	—	24,616
Interest-earning deposits with banks (1)	209,614	209,452	162	—	209,614
Federal funds sold and securities purchased under resale agreements (1)	66,223	—	66,223	—	66,223
Held-to-maturity debt securities	272,022	16,825	252,717	2,844	272,386
Loans held for sale	7,722	—	6,300	1,629	7,929
Loans, net (2)	868,278	—	63,404	820,559	883,963
Nonmarketable equity securities (cost method)	3,584	—	—	3,646	3,646
Total financial assets	$1,452,059	250,893	388,806	828,678	1,468,377
Financial liabilities
Deposits (3)	$30,012	—	14,401	15,601	30,002
Short-term borrowings	34,409	—	34,409	—	34,409
Long-term debt (4)	160,660	—	166,682	1,402	168,084
Total financial liabilities	$225,081	—	215,492	17,003	232,495
December 31, 2020
Financial assets
Cash and due from banks (1)	$28,236	28,236	—	—	28,236
Interest-earning deposits with banks (1)	236,376	236,258	118	—	236,376
Federal funds sold and securities purchased under resale agreements (1)	65,672	—	65,672	—	65,672
Held-to-maturity debt securities	205,720	48,597	162,777	933	212,307
Loans held for sale	17,578	—	14,952	3,419	18,371
Loans, net (2)	853,595	—	56,270	817,827	874,097
Nonmarketable equity securities (cost method)	3,588	—	—	3,632	3,632
Total financial assets	$1,410,765	313,091	299,789	825,811	1,438,691
Financial liabilities
Deposits (3)	$52,807	—	33,321	19,940	53,261
Short-term borrowings	58,999	—	58,999	—	58,999
Long-term debt (4)	212,922	—	219,321	1,381	220,702
Total financial liabilities	$324,728	—	311,641	21,321	332,962
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing with a carrying amount of $14.5 billion and $15.4 billion at December 31, 2021 and 2020, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.5 trillion and $1.4 trillion at December 31, 2021 and 2020, respectively.
(4)Excludes obligations under finance leases of $26 million and $28 million at December 31, 2021 and 2020, respectively.